Operating segments - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 21,742,675	$ 13,163,841	$ 12,532,744
Non-current assets	151,111,369	69,288,993
Hong Kong
Disclosure of geographical areas [line items]
Revenue	8,963,411	13,163,841	12,532,744
Non-current assets	147,559,245	67,151,416
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,269,534	0	0
Non-current assets	212,894	1,816,121
Taiwan
Disclosure of geographical areas [line items]
Revenue	9,325,494	0	0
Non-current assets	2,385,846	0
Rest of the world
Disclosure of geographical areas [line items]
Revenue	1,184,236	0	0
Non-current assets	953,384	321,456
Hong Kong
Disclosure of geographical areas [line items]
Revenue	13,461,964	262,597,457	263,320,009
Hong Kong | Hong Kong
Disclosure of geographical areas [line items]
Revenue	12,915,851	197,770,303	112,393,676
Hong Kong | United Kingdom
Disclosure of geographical areas [line items]
Revenue	$ 546,113	$ 64,827,154	$ 150,926,333